Cover	Aug. 02, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39881
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Central Index Key	0001827980
Entity Tax Identification Number	86-3343695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 E Dana St.
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	650
Local Phone Number	385-8897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EMBK
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase 1/20th share of Class A common stock, each at an exercise price of $11.50 per warrant
Trading Symbol	EMBKW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	321 Alabama Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110